NOTES PAYABLE	3 Months Ended
Sep. 30, 2025
NOTES PAYABLE
NOTES PAYABLE

NOTE 8. NOTES PAYABLE

Chardan Convertible Note

During the three months ended September 30, 2025, the Company issued a total of 4,845,072 shares of Common Stock to Chardan under the Chardan Note, for total of $959,764 in principal. The conversion rate of 90% of the trailing seven-trading day VWAP prior to payment was between $0.16 and $0.18 per share. As a result, the Company recognized $240,897 in amortized debt discount included in interest expense and has fully settled the Chardan Note balance. As of September 30, 2025 and June 30, 2025, the balance under the Chardan Note was $0 and $718,866, respectively.

During the three-month period ended September 30, 2024, the Company received conversion notices under the Chardan Note for an aggregate principal amount of $725,000, and issued a total of 37,717 shares of Common Stock, of which 6,113 were transferred from Quantum Ventures and 2,119 were transferred from Atlas FinTech (see Note 6 above), and 29,485 were newly issued shares. During the three-month period ended September 30, 2024, the Company recognized $137,872 in interest expense on the principal and $86,209 of interest related to the amortization of the debt discount created with the derivative liability. During the three-month period ended September 30, 2024, Quantum Ventures transferred 2,427 and Atlas fintech transferred 877 shares to Chardan to pay for accrued interest of $212,803.

See Note 12 for additional information on the fair value and change in fair value related to the derivative.

Secured Convertible Note Financing

During the three months ended September 30, 2025, the Company issued a total of 63,944,332 shares of Common Stock to Funicular under the Secured Convertible Note for total of $9,324,489 in Principal and $267,161 of interest. The conversion rate was $0.15 per share, which is the floor established under the agreement.

As of September 30, 2025, the company recognized $269,925 in interest expense on the principal and $513,201 of interest related to the amortization of the debt discount. As of September 30, 2025, the carrying value of the Secured Convertible Note was $100,546, net of discount of $0. As of June 30, 2025, the carrying value of the Secured Convertible Note was $8,909,070, net of discount of $513,201.

As of September 30, 2024, the Company recognized $246,660 in interest expense on the principal and $180,085 of interest related to the amortization of the debt discount. As of September 30, 2024, the carrying value of the Secured Convertible Note was $7,066,449, net of discount of $791,581. During the three month period ended September 30, 2024, Quantum Ventures transferred 368,004 shares to pay for accrued interest of $217,373.

On October 8, 2025, the Company and Funicular entered into the Restated SPA and the Restated Note. See Note 14, Subsequent Events.

Sellers Note

As a result of the acquisition of Wilson-Davis, the Company issued (i) $5,000,000 in aggregate principal amount of notes due 90 days after the Closing Date (the “Short-Term Notes”) and (ii) $7,971,000 in aggregate principal amount of notes due 24 months after the Closing Date (the “Long-Term Notes” and, together with the Short-Term Notes, the “Seller Notes”). The Short-Term Notes accrue interest at a rate of 9% per annum, payable quarterly in arrears in shares of Common Stock, at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, cash), and are convertible at the option of the holder at any time during the continuance of an event of default, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion. The Long-Term Notes accrue interest at a rate of 13% per annum, payable quarterly in arrears in shares of Common Stock, at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, in cash), and are convertible at the option of the holder at any time commencing six months after the Closing Date, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion (or 85% if an event of default occurs and is continuing).

As of June 30, 2025 the principal balance and accrued interest of the Short-Term Notes was fully settled with shares in agreed upon conversion terms. As of June 30, 2025 the principal balance on the Long-Term Notes was $975,573 and $31,706 in accrued interest less $27,167 of unamortized debt discount, for total principal balance of $980,112 under the Long-Term Notes. The Long-Term Notes mature on February 9, 2026 and, as such, the amounts payable under the Long-Term Notes has been included in current liabilities.

As of September 19, 2025, all of the Seller Notes have been fully settled via the conversion to shares of Common Stock. The Company during the three months ended September 30, 2025, issued a total of 15,922,008 shares of Common Stock to the Wilson-Davis sellers under both the Long-Term Notes, the Merger Financing Note, as defined below, for total of $2,565,931 in Principal and $113,791 of interest. The conversion rate of 90% of the trailing seven-trading day VWAP prior to payment was between $0.16 and $0.18 per share.

During the three-months ended September 30, 2024, the Company received conversion notices for a total $359,896 in Short-Term Note principal and $7,530 of Short-Term Note interest, and issued a total of 31,035 shares of Common Stock. During the three-months ended September 30, 2024, the company recognized $158,333 in interest expense on the short-term principal, $259,063 in interest expense on the long-term principal and $99,890 of interest related to the amortization of the debt discount on long-term loan created with the derivative liability. During the three month period ended September 30, 2024, Quantum Ventures transferred 6,133 shares to the Wilson-Davis sellers to pay for accrued interest of $92,083 on the Short-Term Notes and $259,058 on the Long-Term Notes. As of September 30, 2024, the principal balance on the Short-Term Notes was $4,640,104 and $150,803 in accrued interest net of $0 of unamortized debt discount, for a total carrying balance of $4,790,907 on the Short-Term Notes. As of September 30, 2024 the principal balance on the Long-Term Notes was $7,971,197 and $259,064 in accrued interest net of $521,646 of unamortized debt discount, for a total carrying balance of $7,708,615 on the Long-Term Notes.

Contingent Guarantee/ Merger Financing

In connection with the acquisition of Wilson-Davis, founder shares were transferred to the Wilson-Davis sellers, to cover a cash deficit of $6,000,000 (the Gross Proceeds Shortfall). The shares have a make-whole provision that is required to be accounted for under ASC 480. The Company has valued the obligation as of June 30, 2024 of $3,256,863 based on the cash value that would need to be renumerated by the Company. The value of the cash that would be paid was deemed to be the fair value of the contingent guarantee. The Company analyzed the public sales of the shares transferred to determine the amount of cash recovered less the $4,000,000 contingent guarantee resulting in a liability due of $3,256,863. As of February 9, 2024, the 885,010 shares transferred by Quantum Ventures and AtlasFintech were valued at $8,850,100 which was greater than the $4,000,000 guaranteed value as such the value of the guarantee was deemed to be zero on February 9, 2024. As a result of the decrease in stock prices through June 30, 2024, the Wilson-Davis sellers have recovered $743,137 in cash through sales of the shares transferred resulting in the value of the liability as of June 30, 2024 to be $3,256,863.

During the three-month period ended September 30, 2024, Atlas FinTech agreed to transfer 1,234,990 in shares of Common Stock to the Wilson-Davis sellers under the contingent guarantee, resulting in a reduction in the contingent guarantee of $1,210,290 based on the fair value of the shares transferred on the transfer date.

On August 9, 2024, the Company entered into an agreement to modify the terms of the contingent guarantee where the Company agreed to enter into a convertible note on the amount that had not yet been recovered through share issuances of $2,886,347 plus a 5% convenience fee, resulting in the Company issuing a convertible note of $3,030,665. This Convertible Promissory Note (the “Merger Financing Note”) was issued pursuant to that certain Post-Closing Agreement dated effective August 9, 2024 (the “Agreement”), by and between the Company and the former stockholders of Wilson-Davis, to address the remaining Gross Proceeds Shortfall that cannot be remedied by the transfer of Additional Shares. The Merger Financing Note was analyzed under ASC 480 and ASC 815, as a result of the Company not having sufficient shares authorized to settled the convertible note, the Merger Financing Note falls under ASC 815.

Under ASC 815, the conversion feature was bifurcated resulting in a conversion liability of $113,044 for the Merger Financing Note at issuance. As of September 30, 2024, the Company recognized $56,909 in interest expense on the principal and $10,707 of interest related to the amortization of the debt discount created with the derivative liability. See Note 12 for additional information on the fair value of the derivative.

The carrying balance of the Merger Financing Note as of June 30, 2025, net of principal converted to shares of $1,439,586, was $1,618,575, net of $24,215 in unamortized debt discount. The Company issued a total of 15,922,008 shares of Common Stock to the Wilson-Davis sellers for both the Long-Term Note and the Merger Financing Note for total of $2,565,931 in Principal and $113,791 of interest. The conversion rate of 90% of the trailing seven - trading day VWAP prior to payment was between $0.16 and $0.18 per share. As of September 19, 2025 the Merger Financing Note was paid in full and the Company recognized $24,215 in amortized debt discount and $23,599 in interest expense.

Tau Agreement - ELOC

On July 31, 2024, the Company and Tau Investment Partners LLC (“Tau”) entered into an at-the-market agreement (the “ELOC”). Pursuant to the ELOC, upon the terms of and subject to the satisfaction of certain conditions, the Company has the right from time to time at its option to direct Tau to purchase up to a specified maximum amount of shares of the Common Stock, up to a maximum aggregate purchase price of $10 million, over a 24-month term commencing on the date of the ELOC. The Company may request, on dates determined by it, individual advances up to the greater of 100,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date the Company requests each advance, subject to the aggregate limit of $10 million. Any such advance will reduce amounts that the Company can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest volume weighted average price of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares the Company requests to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received.

The issuance and sale of the shares of Common Stock pursuant to the ELOC will be exempt from the registration requirements of the Securities Act of 1933, as amended, in accordance with Section 4(a)(2) thereof. The Company filed a registration statement with the Securities and Exchange Commission for the resale by Tau of at least 10,000,000 pre reverse split or 166,667 post reverse split shares of Common Stock.

When estimating the fair value, the Company has followed the guidance in ASC 820 Fair Value Measurement.

As both the Commitment Amount and Commitment Fee were issued in a single transaction and are both remeasured to fair value through earnings in each subsequent reporting period, the proceeds received should be allocated to each freestanding financial instrument on a pro rata basis.

When estimating the fair value, the Company has followed the guidance in ASC 820 Fair Value Measurement.

As both the Commitment Amount and Commitment Fee were issued in a single transaction and are both remeasured to fair value through earnings in each subsequent reporting period, the proceeds received should be allocated to each freestanding financial instrument on a relative fair value basis.As such, as of September 30, 2024 the Company requested advance notices for a total of $441,524 which resulted in approximately 38,500 shares to be issued. The Company recorded the initial fair value of the Commitment Amount at $391,017 and the Commitment Fee at $50,506 for total receivable under the ELOC of $441,524. The receivable under the Commitment Amount for the advances is $169,084 as of September 30, 2024.

The Company then recognized a day one charge to earning to record the Commitment Amount and the Commitment Fee at fair value at issuance of $575,136 and $74,289 reflecting an initial fair value of $966,153 for the Commitment Amount and $124,796 for the Commitment Fee liability.

During the three months period ended September 30, 2024, Tau sold and settled 24,092 of the shares which were issued under the ELOC resulting in realized sale of $303,001, Tau purchased the shares for $272,440 resulting in a realized gain to the Company of $30,562. As a result, the Company has a subscription receivable of $154,619 and received $148,382 in cash proceeds under the ELOC.

As of September 30, 2025, there are no share available under the ELOC and accordingly no further advances are anticipated. See Note 12 for additional information regarding the fair value method and related disclosures.

Second ELOC Agreement

On February 5, 2025, the Company and Tau entered into an at-the-market agreement (“Second ELOC Agreement”). Pursuant to the Second ELOC Agreement, upon the terms thereof and subject to the satisfaction of certain conditions, the Company has the right from time to time at its option to direct Tau to purchase up to a specified maximum amount of shares of Common Stock, up to a maximum aggregate purchase price of $12.25 million (the “Commitment Amount”), over the 24-month term of the Second ELOC Agreement. The Company may request, on dates determined by it, individual advances up to the greater of 2,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date the Company requests each advance, subject to the Commitment Amount. Any such advance will reduce amounts that the Company can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest VWAP of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares the Company requests to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received.

The Company analyzed both the Commitment Amount and the Commitment Fee (as defined below) under ASC 480 and ASC 815. The Commitment Amount is classified as a liability and is initially measured at fair value. The Commitment Amount is subsequently measured at fair value at each reporting period with subsequent changes in fair value recorded in earnings. ASC 815-40-35-8 through 35-9 require an issuer to reassess the classification of both freestanding equity contracts and embedded equity features at each balance sheet date. If the classification changes because of events occurring during the reporting period, the instrument is reclassified as of the date of the event that caused the reclassification.

As consideration for the Second ELOC Agreement, the Company was to issue to Tau a fee equal to 1.25% of the Commitment Amount (the “Commitment Fee”) due in shares upon closing based on the closing price on the day prior to approval of the S-1. As the Commitment Fee is a variable share obligation within the scope of ASC 480, it must be initially and subsequently measured at fair value through earnings at each reporting period.

Promissory Notes

Interest Solutions, LLC. Shares of Common Stock may become issuable to Interest Solutions, LLC (“Interest Solutions”) pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $275,000 (the “Interest Solutions Note”) at a price per share of $120, subject to adjustment. Accrued interest on the Interest Solutions Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum and the Interest Solution Note matures on February 9, 2026. Until all payments have been made to the Wilson-Davis sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. During the three months ended September 30, 2025 and 2024, the Company recognized $8,913 and $9,011 in interest expenses, respectively. Quantum Ventures transferred shares to pay for $9,011 in accrued interest during the three months ended September 30, 2024. As of September 30, 2025 and June 30, 2025, there was $324,462 and $315,549 included in Promissory note payable. See Note 14 for disclosure regarding an amendment agreement entered on October 1, 2025.

JonesTrading Institutional Services LLC. Up to 3,283 shares of Common Stock may become issuable to JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $375,000 (the “JonesTrading Note”) at a price per share of $120.00, subject to adjustment. Accrued interest on the JonesTrading Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum. Until all payments have been made to the Wilson-Davis sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. During the three-month period ended September 30, 2025 and 2024, the Company recognized $8,627 and $12,288 in interest expenses, respectively. On September 16, 2025, the Company and JonesTrading entered into an amendment to the promissory note agreement, whereby the conversion price floor of $2.00 was amended to $0.75. As a result, on September 16, 2025, the Company issued 585,229 shares of Common Stock at a conversion price of $0.75 in full settlement of $375,000 in principal and $63,922 of accrued interest. During the three months ended September 30, 2024, Quantum Ventures transferred 101 shares of Common Stock to pay for $12,288 in accrued interest. As of September 30, 2025 and June 30, 2025, there was $0 and $430,295 included in Promissory note payable.

Toppan Merrill LLC. The Company issued to Toppan Merrill LLC (“Toppan”) a promissory note, dated as of February 9, 2024, in the aggregate principal amount of $160,025 (the “Toppan Note”). The maturity date of the Toppan Note is February 8, 2026 and the note accrues interest at a rate of 13% per annum. The principal and interest payments due under the note is not payable in shares of Common Stock. As of September 30, 2025 and June 30, 2025, there was $55,025 and $185,788, respectively, included in Promissory note payable.

Subscription Agreement

Up to $2,500,000 in shares of Common Stock may become issuable to Winston & Strawn LLP (“Winston & Strawn”) pursuant to a subscription agreement, dated as of February 9, 2024, between Winston & Strawn and the Company (the “Winston & Strawn Agreement”). Pursuant to the Winston & Strawn Agreement, the Company may issue $2,500,000 worth of shares of Common Stock as payment for legal services, in three equal installments of $833,333 beginning on August 9, 2024. As of September 30, 2025 and June 30, 202, the amount is included in Subscription agreement as a liability of $691,321 and $2,489,945, respectively. Due to the nature of the settlement terms, the Winston & Strawn Agreement was deemed to be a derivative liability to the Company as of June 30, 2025 under ASC 480. Change in fair value of the subscription agreement are measured at each reporting period with change reported in earnings. See valuation approach and further disclosure on Note 12.

Hanire Purchase Agreement

During the three months ended September 30, 2025, the Company received $200,000 as a good faith deposit towards the securities purchase agreement entered into on December 31, 2024 between the Company and Hanire, LLC (the “ Hanire Purchase Agreement”). An amendment to the Hanire Purchase Agreement is currently being negotiated. As such, the proceeds received are treated as due on demand non interest bearing advances. If terms or repayment and additional funding is not negotiated, the Company expects to refund the good faith deposit.

Debenture

On August 4, 2025, the Company entered into a securities purchase agreement (“August-Securities Purchase Agreement”) with an institutional investor under which the Company agreed to issue and sell, in a private placement, Series A convertible debentures (the “Debenture”) for an aggregate principal amount of $500,000, for a gross purchase price of $490,000, net of legal fees. The Debenture bears 10% interest and matures on August 3, 2026. The holder is entitled to convert the unpaid principal amount of the Debenture, plus accrued interest and penalties, at any time $0.15 per share. If, at any time after Closing, the Company receives financing from third party (excluding the Holder), the Company is required to pay to the Holder, in the form of cash, equity, or a combination of the two, solely at the discretion of the Holder, one hundred percent (100%) of the proceeds raised from the third party in excess of an aggregate amount of $10,000,000 (the “Threshold Amount”) until such time as the Face Amount of the Debenture has been paid in full. The Company agreed that, within sixty (60) calendar days after the Closing Date, the Company will file with the Securities and Exchange Commission (the “SEC”) (at the Company’s sole cost and expense) a registration statement, or an amendment to a previously-filed registration statement registering the resale of the shares of Common Stock underlying the Debenture.

The convertible debenture is within the scope of ASC 470-10 and is not an ASC 480 liability. The Company did not elect the fair value option under ASC 825-10. The instrument contains two embedded derivatives—the conversion option and the event-of-default feature—each of which requires bifurcation and separate measurement at fair value through earnings. Other redemption and prepayment features are clearly and closely related and remain within the debt host. The debenture is therefore recognized net of a debt discount, with the derivative liabilities recorded separately and subsequently remeasured to fair value through earnings. Interest expense will be recognized using the effective-interest method.

The Company recognized the discount of $362,067 at issuance consisting of the fair value of the derivative at issuance of $352,067, and $10,000 of transaction cost paid at closing. As a result the Company recognized $60,345 in amortized debt discount and $8,333 in interest expense for the three months ended September 30, 2025. The balance as of September 30, 2025 is $206,610, net of $301,723 of unamortized debt discount. See note 12 for additional disclosure regarding fair value of the derivative.

Convertible Notes

On September 16, 2025, September 19, 2025 and September 23, 2025, the Company entered into separate securities purchase agreements (each, a “September-Securities Purchase Agreement”) with certain institutional investors under which the Company agreed to issue and sell, in a private placement, convertible promissory notes (each, a “Convertible Note” and collectively, the “Convertible Notes”) for an aggregate principal amount of $6,000,000, for a gross purchase price of $5,000,000, reflecting a 20% original issue discount, before fees and other expenses. The Notes did not bear interest, and were to mature on the earlier of six months from issuance or the date that the Company completes a Qualified Financing (meaning an issuance and sale of capital stock raising gross proceeds of at least $10 million, as defined in the Convertible Notes). The Convertible Notes were convertible into equity, at each holder’s option, at the closing of a Qualified Financing, at the same per share price as the securities sold in the Qualified Financing. The Notes were subject to customary events of default and related remedies.

The Convertible Notes are within the scope of ASC 470-10 and not an ASC 480 liability. The Company did not elect the ASC 825-10 fair value option. The instrument includes two embedded derivative features—the Conversion upon Qualified Financing and Event of Default acceleration—each meeting the definition of a derivative under ASC 815-15 and therefore requiring bifurcation and separate recognition at fair value. The Convertible Notes were issued at a 16.67% discount, and the aggregate discount (original issue plus bifurcation-related) will be amortized under ASC 835-30 using the effective interest method. The Convertible Notes did not bear any stated interest, and imputed interest was recognized accordingly. The Convertible Notes are presented as debt, with derivative liabilities separately disclosed and measured at fair value.

The Company recognized the discount of $1,682,154 at issuance consisting of the fair value of the derivative at issuance of $382,154, $1,000,000 originally issued discount and $300,000 of transaction cost paid at closing. As a result, the Company recognized $140,179 in amortized debt discount for the three months ended September 30, 2025. The balance as of September 30, 2025 was $4,458,026, net of $1,541,975 of unamortized debt discount. See note 12 for additional disclosure regarding fair value of the derivative.